Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interests

NOTE 18 – NONCONTROLLING INTERESTS

As of December 31, 2013, the Company had ownership ranging from 51% to 99% in various joint ventures.

During 2013, the Company did not complete any buyouts of noncontrolling interests. During 2012, the Company completed various partial buyouts of noncontrolling interests. During 2011, the Company completed two joint venture buyouts, one a full buyout and the other a partial buyout, of noncontrolling interests. In accordance with the authoritative guidance of noncontrolling interests, these payments have been accounted for as equity transactions.

The following table reflects the effects on the Company’s equity for the years ended December 31, 2012 and 2011 related to these buyouts in the Company’s ownership interest in consolidated subsidiaries (amounts in thousands):

December 31, 2012:
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$2,053
Increase in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	(1,334)
Total cash consideration paid in exchange for purchase of noncontrolling interests	$719

December 31, 2011:
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$6,297
Decrease in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	995
Total cash consideration paid in exchange for purchase of noncontrolling interests	$7,292